Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 16, 2013	Feb. 12, 2013 Tennessee Office Location [Member] Location	Feb. 12, 2013 Sumner bank and trust [Member]	Dec. 31, 2012 Sumner bank and trust [Member]	Feb. 12, 2013 Sumner bank and trust [Member] Gallatin [Member] Location	Feb. 12, 2013 Sumner bank and trust [Member] Hendersonville [Member] Location
Subsequent Events (Textual) [Abstract]
Acquisition Amount In cash						$ 14,300,000
Acquisition paid by per share						$ 10.04
Assets acquired							184,000,000
Deposits acquired							157,600,000
Loan outstanding							121,600,000
Number of full service banking location								2	1
Number of loan production offices					3
Subsequent Events (Additional Textual) [Abstract]
Warrant holder to purchase common stock	243,816
Warrant holder to purchase common stock, per share	11.32
Warrant maturity period	10 years
Total number of shares of warrants adjusted	253,667
Adjusted Strike price of warrants	10.88
Percentage of stock dividends paid		2.00%	2.00%
Warrants repurchased				$ 256,257